SHARE-BASED COMPENSATION - Share compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 136,804	$ 20,966	¥ 43,916	¥ 59,538
Cost of Revenues
SHARE-BASED COMPENSATION
Share-based compensation expense	15,251	2,337	1,884	2,668
Selling and Marketing Expense
SHARE-BASED COMPENSATION
Share-based compensation expense	38,247	5,862	354	2,139
General and Administrative Expense
SHARE-BASED COMPENSATION
Share-based compensation expense	82,672	12,670	40,501	53,346
Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 634	$ 97	¥ 1,177	¥ 1,385